FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Unrealized and Realized Gains (Losses) on Derivative Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commodity-related | Financial assets at fair value through profit or loss, category | Financial liabilities at fair value through profit or loss, category
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Gains (losses) on financial assets and liabilities at fair value through profit or loss	$ 105	$ 200
Unrealized gains (losses) on financial assets and liabilities at fair value through profit or loss	(133)	(73)
Foreign exchange | Financial assets at fair value through profit or loss, category | Financial liabilities at fair value through profit or loss, category
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Gains (losses) on financial assets and liabilities at fair value through profit or loss	14	(12)
Unrealized gains (losses) on financial assets and liabilities at fair value through profit or loss	12	19
Interest rate | Cash Flow Hedges
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unrealized gains (losses) on financial assets and liabilities at fair value through profit or loss	$ (23)	$ (8)